Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share
Amount Registered | shares	91,944,833
Proposed Maximum Offering Price per Unit	65.07
Maximum Aggregate Offering Price	$ 5,982,850,283.31
Fee Rate	0.0087%
Amount of Registration Fee	$ 520,507.97
Offering Note	The number of shares of FOX Class A common stock being registered for issuance under the FOX Corporation 2019 Shareholder Alignment Plan, as amended (the "Plan") represents the number of shares of common stock of Roku, Inc. ("Roku") that remained available for issuance under Roku's Amended and Restated 2017 Equity Incentive Plan (the "Roku Plan") immediately prior to the Merger, as appropriately adjusted to reflect the transactions contemplated by the Merger Agreement. All terms capitalized but not defined herein are defined in the Form S-8. Pursuant to Rule 416 under the Securities Act of 1933, to the extent additional shares of FOX Class A common stock may be issued or issuable as a result of a stock split or other distribution declared at any time by FOX's Board of Directors while this registration statement is in effect, this registration statement is hereby deemed to cover all of such additional FOX Class A common stock. Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(h) under the Securities Act of 1933 on the basis of $65.07 per share, which is the average of the high and low prices of FOX Class A common stock on the Nasdaq Global Select Market on November 3, 2026.